Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Trade and other receivables

	2023	2022
(in $ millions)	$	$
Current
Trade receivables	141	120
Less: Loss allowance (see Note 26)	(22)	(20)
	119	100
Payment cycle receivables	93	108
Less: Loss allowance	(16)	(21)
	77	87
	196	187